Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of research and development expense [text block] [Abstract]
Schedule of research and development expenses
	For the year ended December 31,
	2021	2020	2019
	U.S. dollars in thousands
Subcontractors and consultants	$628	$452	$304
Share-based compensation	1,969	1,804	474
Salaries and social benefits	447	227	105
Others	38	12	15
	$3,082	$2,495	$898